Liquidity and Going Concern Analysis (Details) - USD ($)									3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 30, 2024	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 17, 2023	Jul. 05, 2022	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Going Concern Analysis [Line Items]
Cash balance									$ 10,911						$ 10,911		$ 76,241
Working capital deficit															5,201,336		3,048,832
Accumulated deficit									(50,768,392)						(50,768,392)		(48,164,615)	$ (42,033,136)
Net income (loss)									$ (851,800)	$ (701,038)	$ (1,050,939)	$ (1,973,119)	$ (1,540,436)	$ (1,387,718)	(2,603,777)	$ (4,901,273)	(6,131,479)	(1,012,203)
Cash from operating activities															(1,294,380)	$ (2,750,520)	(3,494,122)	(4,144,868)
Net incremental consideration			$ 1,750,000														500,000
Net after commissions	$ 325,000
Other expenses																		$ 15,400
Net proceeds	325,000														$ 1,696,000		3,605,000
Proceed from debt																	$ 1,109,261
Shares of common stock (in Shares)								300,000							2,000	59,772		159,530
Common stock, par value (in Dollars per share)									$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
AHP Merger Agreement [Member]
Liquidity and Going Concern Analysis [Line Items]
Agreement amount					$ 31,381		$ 750,000
Net incremental consideration		$ 1,750,000		$ 1,750,000
Net after commissions	$ 500,000	$ 1,540,000	$ 1,540,000	$ 1,540,000													$ 1,873,993
Other expenses																	1,186,231
Proceeds amount						$ 750,000
Common Stock [Member]
Liquidity and Going Concern Analysis [Line Items]
Net income (loss)
Cash from operating activities															$ 1,294,380
Proceed from debt															476,950
Proceeds from the sale of common stock															$ 10,000		$ 405,000
Common stock, par value (in Dollars per share)								$ 0.0001
Common Stock [Member] | SEPA [Member]
Liquidity and Going Concern Analysis [Line Items]
Shares of common stock (in Shares)																		2,250
Proceeds amount																		$ 18,765